U.S. Federal Statutory Income Tax Rate Reconciled to Effective Tax Rate (Detail)	6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Effective Income Tax Rate Reconciliation [Line Items]
U.S. federal statutory tax rate	35.00%	35.00%	35.00%	35.00%	35.00%
State income taxes, net of federal benefit	3.40%	3.20%	3.40%	3.20%	3.80%
Tax rate change	3.50%
Nondeductible transaction costs				0.60%
Prior year reconciliation adjustment		(1.30%)	1.80%	0.20%	(2.10%)
Nondeductible meals, entertainment and penalties	2.60%	1.10%	4.10%	0.90%	1.20%
Stock-based compensation	2.90%	1.10%	(0.10%)	0.10%	(5.00%)
Uncertain tax positions	0.40%	(1.00%)	(2.30%)	(0.20%)	(4.30%)
Tax credits	(0.60%)	(1.10%)	(3.90%)	(0.70%)	(1.80%)
Other	(0.10%)	(0.20%)	(0.40%)	(0.10%)
Effective Income Tax Rate Reconciliation, Percent, Total	47.10%	36.80%	37.60%	39.00%	26.80%